PROPERTY AND EQUIPMENT, NET (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and Equipment	¥ 22,240,308		¥ 15,914,413
Accumulated depreciation	(10,794,760)		(7,972,327)
Property and Equipment, net	11,445,548	$ 1,754,107	7,942,086
Office and electronic equipment
Property, Plant and Equipment [Line Items]
Property and Equipment	11,200,226		7,758,859
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment	¥ 11,040,082		¥ 8,155,554